FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - Level 3 - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Beginning balance	$ (5,092)	$ (4,728)
Warrants exchanged for fixed price warrants	67	(744)
Change in fair value during the period	(2,551)	380
Ending balance	(7,576)	(5,092)
Distributor Debt
Beginning balance	(114)	(114)
Warrants exchanged for fixed price warrants	67	0
Change in fair value during the period	47	0
Ending balance	0	(114)
Short-Term Loans
Beginning balance	(83)	0
Warrants exchanged for fixed price warrants	0	(108)
Change in fair value during the period	(55)	25
Ending balance	(138)	(83)
Senior Secured Debt
Beginning balance	(4,002)	(4,614)
Warrants exchanged for fixed price warrants	0	0
Change in fair value during the period	76	612
Ending balance	(3,926)	(4,002)
Long-Term Loans
Beginning balance	(893)	0
Warrants exchanged for fixed price warrants	0	(636)
Change in fair value during the period	(2,619)	(257)
Ending balance	$ (3,512)	$ (893)